Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk/Return:
Trading Symbol	fprax